Consolidated Statements of Cash Flows - Supplemental Disclosure	12 Months Ended
Dec. 31, 2022
Consolidated Statements of Cash Flows - Supplemental Disclosure
Consolidated Statements of Cash Flows - Supplemental Disclosure

Note 24. Consolidated Statements of Cash Flows – Supplemental Disclosure

Interest paid and received, dividends received and income taxes paid are classified as operating activities. Dividends paid are classified as financing activities. Income taxes paid include the payments of advance tax prepayments and are net of tax cash refunds.

There are no circumstances in which cash held by an entity are not available for use by the Group other than amounts presented as restricted cash. See “Currency Risk” in Note 26.

Consolidated cash flows statement – reconciliation of liabilities arising from financing activities

Years ended December 31:	2022	2021	2020
Bonds payable, opening balance	$35,227	$38,053	$35,418
Cash flows	—	—	—
Non-cash changes:
Accretion	140	145	143
Cumulative translation adjustments	171	(2,971)	2,492
Bonds payable, ending balance (see Note 15)	$35,538	$35,227	$38,053

Years ended December 31:	2022	2021	2020
Lease liabilities, opening balance	$767	$1,175	$1,196
Cash flows	(378)	(466)	(510)
Non-cash changes:
Additions	295	84	368
Accretion	28	42	59
COVID-19 related rent concessions	—	—	(6)
Cumulative translation adjustments	(6)	(68)	68
Lease liabilities, ending balance (see Note 14)	$706	$767	$1,175

Non-cash transactions

Non-cash transactions during the year ended December 31, 2022: (i) hydrocarbon development and production assets and liabilities were classified as held for sale (see Note 4).

Non-cash transactions during the year ended December 31, 2021: (i) an internal reorganization of the Group’s structure resulted in a net recovery of deferred income tax by $1,156; and (ii) a subsidiary of the Group derecognized a liability of $390 for a consideration of $nil.

Non-cash transactions during the year ended December 31, 2020: (i) a subsidiary of the Group settled a liability of $391 by delivering shares of one of its subsidiaries; and (ii) the Group received additional shares in a majority-owned subsidiary as price adjustment for liability settlements in 2019.